UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Invesco Value Fund

FDP BlackRock Janus Growth Fund

FDP BlackRock MFS Research International Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A (a)(b)		1,643,590	—
HoldCo 2 NPV, Class B (a)(b)		163,560	—

			—
Oil, Gas & Consumable Fuels — 0.1%
Energy XXI Gulf Coast, Inc. (b)		5,771	$60,308
Halcon Resources Corp. (b)		10,940	67,719

			128,027
Total Common Stocks — 0.1%			128,027

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 13.9%
American Express Credit Account Master Trust, Series 2008-2, Class A, (1 mo. LIBOR + 1.260%), 2.49%, 9/15/20 (c)	USD	780	784,226
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, (1 mo. LIBOR + 0.240%), 1.47%, 5/15/20 (c)		560	560,166
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, 6/19/23		450	452,088
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.825%), 2.06%, 6/25/34 (c)		166	166,355
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.360%), 1.59%, 10/25/35 (c)		123	122,925
AVANT Loans Funding Trust, Series 2016-B, Class B, 7.80%, 9/15/20 (d)		753	768,495
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.500%), 1.73%, 2/26/35 (c)		120	115,548
Chase Issuance Trust, Series 2013-A6, Class A6, (1 mo. LIBOR + 0.420%), 1.65%, 7/15/20 (c)		880	882,883
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, (1 mo. LIBOR + 0.430%), 1.66%, 9/10/20 (c)		560	562,016
Colony American Homes (c)(d):
Series 2014-1A, Class A, (1 mo. LIBOR + 1.150%), 2.38%, 5/17/31		539	540,750

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Colony American Homes (c)(d) (continued):
Series 2014-2A, Class C, (1 mo. LIBOR + 1.900%), 3.14%, 7/17/31	USD	391	$393,379
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (e)		80	85,574
Countrywide Asset-Backed Certificates:
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.750%), 1.98%, 3/25/34 (c)		51	50,658
Series 2005-11, Class AF4, 4.67%, 3/25/34 (e)		700	703,128
Drive Auto Receivables Trust, Class C:
Series 2016-CA, 3.02%, 11/15/21 (d)		800	807,973
Series 2017-1, 2.84%, 4/15/22		800	806,539
Series 2017-2, 2.75%, 9/15/23		590	591,214
Exeter Automobile Receivables Trust (d):
Series 2015-1A, Class C, 4.10%, 12/15/20		300	305,863
Series 2017-2A, Class A, 2.11%, 6/15/21		555	556,561
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.945%), 2.18%, 2/25/35 (c)		175	173,929
Home Equity Mortgage Trust, Series 2004-4, Class M3, (1 mo. LIBOR US + 0.975%), 2.21%, 12/25/34 (c)		110	109,540
Invitation Homes Trust (c)(d):
Series 2015-SFR1, Class B, (1 mo. LIBOR + 1.850%), 3.08%, 3/17/32		350	351,778
Series 2015-SFR2, Class C, (1 mo. LIBOR + 2.000%), 3.23%, 6/17/32		110	110,396
Series 2015-SFR3, Class C, (1 mo. LIBOR + 2.000%), 3.23%, 8/17/32		500	501,872
Marlette Funding Trust, Class A (d):
Series 2017-1A, 2.83%, 3/15/24		517	519,738
Series 2017-2A, 2.39%, 7/15/24		740	740,829

FDP SERIES, INC.	AUGUST 31, 2017	1

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, (1 mo. LIBOR US + 0.735%), 1.97%, 1/25/35 (c)	USD	35	$35,403
National Collegiate Student Loan Trust (c):
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.210%), 1.44%, 11/25/27		718	714,855
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.270%), 1.50%, 3/26/29		817	809,620
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.240%), 1.47%, 7/25/30		808	799,348
Series 2007-2, Class A2, (1 mo. LIBOR US + 0.130%), 1.36%, 6/26/28		431	430,188
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 4/15/22		750	760,497
Series 2017-2, Class B, 2.21%, 10/15/21		1,300	1,305,168
Series 2017-2, Class C, 2.79%, 8/15/22		730	735,748
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 (d)		317	322,860
SoFi Consumer Loan Program LLC, Class A (d):
Series 2017-3, 2.77%, 5/25/26		537	540,613
Series 2017-4, 2.50%, 5/26/26		719	720,523
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.850%), 2.08%, 12/15/20 (c)(d)		750	750,000
Tricon American Homes Trust, Series 2015-SFR1, Class C, (1 mo. LIBOR + 1.900%), 3.13%, 5/17/32 (c)(d)		400	402,120
Total Asset-Backed Securities — 13.9%			20,091,366

Corporate Bonds
Aerospace & Defense — 0.7%
L-3 Communications Corp., 4.75%, 7/15/20		500	535,215

Corporate Bonds	Par (000)		Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 4.70%, 5/15/46	USD	200	$226,835
Rockwell Collins, Inc., 2.80%, 3/15/22		290	295,329

			1,057,379
Auto Components — 0.3%
Delphi Corp., 4.15%, 3/15/24		200	212,916
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		200	208,400

			421,316
Banks — 4.0%
Banco Santander SA, 3.50%, 4/11/22		400	412,098
Capital One Financial Corp., 2.50%, 5/12/20		125	126,143
Capital One NA/Mclean VA, 2.65%, 8/08/22		300	299,095
Discover Bank, 3.10%, 6/04/20		1,000	1,024,574
HSBC Bank USA NA, 4.88%, 8/24/20		400	431,702
HSBC Holdings PLC:
3.60%, 5/25/23		800	835,556
4.30%, 3/08/26		400	431,686
National Bank of Canada, 2.15%, 6/12/20		300	301,353
Shinhan Bank, 1.88%, 7/30/18 (d)		300	299,032
SVB Financial Group, 3.50%, 1/29/25		300	302,466
Wells Fargo & Co.:
2.50%, 3/04/21		500	505,084
, (3 mo. LIBOR US + 1.310%), 3.58%, 5/22/28 (f)		170	173,831
Westpac Banking Corp., 2.25%, 11/09/20 (d)		600	604,662

			5,747,282
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20		400	432,580
Constellation Brands, Inc., 3.70%, 12/06/26		300	310,133

			742,713
Biotechnology — 0.9%
Baxalta, Inc., 3.60%, 6/23/22		400	415,580
Celgene Corp., 2.25%, 8/15/21		400	399,809

2	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Corporate Bonds	Par (000)		Value
Biotechnology (continued)
Gilead Sciences, Inc., 2.55%, 9/01/20	USD	400	$407,137

			1,222,526
Capital Markets — 4.1%
Goldman Sachs Group, Inc.:
2.75%, 9/15/20		2,000	2,033,212
3.75%, 5/22/25		300	309,470
3.75%, 2/25/26		1,100	1,135,170
Jefferies Group LLC, 4.85%, 1/15/27		400	426,918
Morgan Stanley:
2.65%, 1/27/20		500	507,897
2.75%, 5/19/22		200	201,677
3.88%, 1/27/26		600	627,180
4.30%, 1/27/45		500	522,951
TD Ameritrade Holding Corp., 3.30%, 4/01/27		125	127,372

			5,891,847
Chemicals — 0.6%
EI du Pont de Nemours & Co., 2.20%, 5/01/20		75	75,616
LYB International Finance BV, 4.00%, 7/15/23		700	744,882

			820,498
Commercial Services & Supplies — 0.4%
Aviation Capital Group Corp., 6.75%, 4/06/21 (d)		300	340,603
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (d)		200	208,000

			548,603
Communications Equipment — 0.5%
CommScope Technologies LLC, 5.00%, 3/15/27 (d)		400	398,620
Juniper Networks, Inc., 4.50%, 3/15/24		300	321,466

			720,086
Consumer Finance — 2.3%
American Express Co., 2.50%, 8/01/22		250	251,175
American Express Credit Corp., 1.88%, 5/03/19		125	125,403
Autodesk, Inc., 3.50%, 6/15/27		305	304,975
CDK Global, Inc., 4.88%, 6/01/27 (d)		60	60,900
Ford Motor Credit Co. LLC:
2.43%, 6/12/20		245	245,554
3.16%, 8/04/20		1,000	1,022,217
Synchrony Financial, 2.70%, 2/03/20		900	908,767

Corporate Bonds	Par (000)		Value
Consumer Finance (continued)
Visa, Inc., 4.15%, 12/14/35	USD	400	$437,862

			3,356,853
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (d):
5.13%, 7/15/23		100	104,219
7.00%, 7/15/24		100	107,125

			211,344
Diversified Financial Services — 5.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		250	262,676
Bank of America Corp.:
5.63%, 7/01/20		500	547,490
(3 mo. LIBOR US + 1.021%), 2.88%, 4/24/23 (f)		300	302,761
3.88%, 8/01/25		300	315,439
Capital One Bank USA NA, 3.38%, 2/15/23		500	509,426
Citigroup, Inc.:
2.45%, 1/10/20		500	504,352
2.65%, 10/26/20		400	405,601
(3 mo. LIBOR US + 1.390%), 3.67%, 7/24/28 (f)		400	406,152
General Motors Financial Co., Inc.:
2.65%, 4/13/20		400	403,304
3.20%, 7/13/20		400	408,453
5.25%, 3/01/26		1,000	1,089,737
JPMorgan Chase & Co.:
2.40%, 6/07/21		500	503,577
(3 mo. LIBOR US + 1.155%), 3.22%, 3/01/25 (f)		300	305,371
3.30%, 4/01/26		1,600	1,613,963
Morgan Stanley, 5.50%, 7/24/20		400	437,201
ORIX Corp., 2.90%, 7/18/22		80	80,796

			8,096,299
Diversified Telecommunication Services — 1.9%
AT&T, Inc.:
2.45%, 6/30/20		500	504,272
2.85%, 2/14/23		135	134,633
3.40%, 8/14/24		200	201,885
3.95%, 1/15/25		400	413,482
4.50%, 5/15/35		500	489,653
Verizon Communications, Inc.:
3.38%, 2/15/25 (d)		419	420,780
4.50%, 8/10/33		400	404,787
4.52%, 9/15/48		100	94,014

			2,663,506

FDP SERIES, INC.	AUGUST 31, 2017	3

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Corporate Bonds	Par (000)		Value
Electric Utilities — 1.3%
Dominion Resources, Inc., 3.90%, 10/01/25	USD	600	$635,937
Public Service Electric & Gas Co., 3.00%, 5/15/27		500	507,782
Southern Co., 3.25%, 7/01/26		800	797,143

			1,940,862
Electronic Equipment, Instruments & Components — 0.1%
Tech Data Corp., 4.95%, 2/15/27		100	107,443
Tyco Electronics Group SA, 3.13%, 8/15/27		40	40,345

			147,788
Energy Equipment & Services — 0.4%
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	503,776
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc. (d):
4.63%, 11/01/24		100	103,125
4.88%, 11/01/26		100	103,765
McCormick & Co., Inc., 2.70%, 8/15/22		180	181,678

			388,568
Food Products — 0.7%
Kraft Heinz Foods Co., 3.50%, 7/15/22		1,000	1,037,573
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories:
2.35%, 11/22/19		500	504,402
3.75%, 11/30/26		250	258,264
Baxter International, Inc., 2.60%, 8/15/26		250	242,247
Becton Dickinson & Co.:
2.40%, 6/05/20		110	110,593
2.89%, 6/06/22		105	105,461
3.36%, 6/06/24		667	675,198
Boston Scientific Corp., 6.00%, 1/15/20		500	545,155
Stryker Corp.:
3.50%, 3/15/26		100	103,752
4.63%, 3/15/46		100	110,247
Zimmer Holdings, Inc., 2.70%, 4/01/20		500	505,976

			3,161,295
Health Care Providers & Services — 0.5%
HCA, Inc., 5.88%, 5/01/23		200	218,800
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (d)		100	107,250

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc., 3.45%, 6/01/26	USD	400	$409,894

			735,944
Hotels, Restaurants & Leisure — 1.7%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (d)		200	209,060
McDonald’s Corp.:
2.63%, 1/15/22		2,000	2,032,597
4.70%, 12/09/35		200	223,960

			2,465,617
Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 1/15/27		300	309,000
Household Products — 0.3%
Procter & Gamble Co., 2.45%, 11/03/26		500	493,569
Industrial Conglomerates — 0.2%
Vertiv Group Corp., 9.25%, 10/15/24 (d)		200	222,500
Insurance — 0.5%
Aflac, Inc., 3.63%, 6/15/23		500	531,455
Willis North America, Inc., 3.60%, 5/15/24		200	205,923

			737,378
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. (d):
2.80%, 8/22/24		70	71,039
3.15%, 8/22/27		145	147,610

			218,649
Internet Software & Services — 0.5%
eBay, Inc., 2.75%, 1/30/23		300	300,577
Expedia, Inc., 5.00%, 2/15/26		400	441,739

			742,316
IT Services — 1.3%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	334,508
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (d)		500	511,003
DXC Technology Co., 4.25%, 4/15/24		300	316,450
First Data Corp., 5.00%, 1/15/24 (d)		200	208,248

4	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Corporate Bonds	Par (000)		Value
IT Services (continued)
Fiserv, Inc., 3.85%, 6/01/25	USD	500	$525,115

			1,895,324
Machinery — 0.1%
CNH Industrial Capital LLC, 3.88%, 10/15/21		100	102,250
Terex Corp., 5.63%, 2/01/25 (d)		100	104,750

			207,000
Media — 2.0%
Altice US Finance I Corp., 5.50%, 5/15/26 (d)		300	317,437
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		1,000	1,025,941
6.48%, 10/23/45		200	229,768
Hughes Satellite Systems Corp., 6.63%, 8/01/26		200	218,250
NBCUniversal Media LLC, 4.45%, 1/15/43		50	52,859
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (d)		100	103,500
Time Warner, Inc.:
4.05%, 12/15/23		600	638,816
6.10%, 7/15/40		100	116,166
Wind Acquisition Finance SA, 7.38%, 4/23/21 (d)		200	207,944

			2,910,681
Metals & Mining — 0.3%
ArcelorMittal, 6.00%, 3/01/21		200	218,500
Southern Copper Corp., 5.88%, 4/23/45		150	170,374

			388,874
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.58%, 7/01/20		40	40,383
Sempra Energy, 3.75%, 11/15/25		400	416,788

			457,171
Office Supplies & Equipment — 0.2%
VMware, Inc.:
2.30%, 8/21/20		80	80,233
2.95%, 8/21/22		250	250,862

			331,095
Oil, Gas & Consumable Fuels — 2.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 1/15/21 (d)		100	116,000
Canadian Natural Resources Ltd., 2.95%, 1/15/23		85	85,153

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24	USD	100	$113,750
5.88%, 3/31/25		100	107,500
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (d)		400	428,893
Energy Transfer Equity LP, 7.50%, 10/15/20		200	225,750
Magellan Midstream Partners LP, 5.00%, 3/01/26		200	224,152
MPLX LP, 4.00%, 2/15/25		200	204,357
ONEOK Partners LP, 4.90%, 3/15/25		53	57,465
ONEOK, Inc., 4.00%, 7/13/27		225	227,639
Petroleos Mexicanos, 6.75%, 9/21/47		200	215,020
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		200	222,422
5.88%, 6/30/26		200	223,405
5.00%, 3/15/27		200	212,201
Western Gas Partners LP, 4.65%, 7/01/26		200	207,980
Williams Partners LP, 4.30%, 3/04/24		900	954,034

			3,825,721
Paper & Forest Products — 0.1%
Masco Corp., 3.50%, 11/15/27		175	175,574
Pharmaceuticals — 1.8%
Actavis Funding SCS, 3.00%, 3/12/20		400	408,188
Eli Lilly & Co., 3.10%, 5/15/27		110	112,607
Johnson & Johnson, 2.95%, 3/03/27		752	768,519
Novartis Capital Corp., 3.40%, 5/06/24		1,000	1,053,757
Pfizer, Inc., 4.13%, 12/15/46		100	107,172
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (d)		200	168,750

			2,618,993
Professional Services — 0.0%
Verisk Analytics, Inc., 4.00%, 6/15/25		46	48,462
Real Estate Investment Trusts (REITs) — 0.7%
Hospitality Properties Trust, 4.50%, 6/15/23		135	143,131
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26		100	103,750

FDP SERIES, INC.	AUGUST 31, 2017	5

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., 4.95%, 4/01/24	USD	300	$318,284
Wyndham Worldwide Corp., 4.15%, 4/01/24		500	509,506

			1,074,671
Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24 (d)		1,200	1,235,340
Intel Corp., 2.88%, 5/11/24		400	408,180
KLA-Tencor Corp., 4.65%, 11/01/24		160	175,016
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	1,024,740
NVIDIA Corp., 3.20%, 9/16/26		500	501,630
Seagate HDD Cayman, 4.88%, 3/01/24 (d)		175	172,721

			3,517,627
Software — 0.1%
MSCI, Inc., 4.75%, 8/01/26 (d)		100	103,750
Specialty Retail — 0.6%
Home Depot, Inc., 2.13%, 9/15/26		300	284,101
Toys R Us, Inc., 7.38%, 10/15/18		570	547,200

			831,301
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20		1,000	1,037,580
4.90%, 10/15/25		400	424,600
Western Digital Corp., 7.38%, 4/01/23 (d)		100	109,625

			1,571,805
Tobacco — 1.5%
Altria Group, Inc.:
2.63%, 1/14/20		500	508,985
3.88%, 9/16/46		300	291,020
BAT Capital Corp. (d):
2.30%, 8/14/20		285	286,298
2.76%, 8/15/22		255	257,198
3.22%, 8/15/24		200	202,474
Philip Morris International, Inc., 4.25%, 11/10/44		300	313,916
Reynolds American, Inc., 5.70%, 8/15/35		300	351,414

			2,211,305

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 1.4%
American Tower Corp.:
3.50%, 1/31/23	USD	500	$519,340
4.40%, 2/15/26		400	426,244
Crown Castle International Corp.:
5.25%, 1/15/23		600	669,179
3.20%, 9/01/24		125	125,518
Sprint Communications, Inc., 6.00%, 11/15/22		300	319,125

			2,059,406
Total Corporate Bonds — 47.7%			68,833,847

Floating Rate Loan Interests
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, (1 mo. LIBOR + 4.750%), 5.99%, 4/01/22 (g)		28	28,408
Total Floating Rate Loan Interests — 0.0%			28,408

Foreign Agency Obligations
Colombia Government International Bond, 5.63%, 2/26/44		200	225,000
Mexico Government International Bond, 4.15%, 3/28/27		575	608,638
Uruguay Government International Bond, 5.10%, 6/18/50		100	105,500
Total Foreign Agency Obligations — 0.6%			939,138

Municipal Bonds
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65		200	239,962
Port Authority of New York & New Jersey, RB, 4.82%, 6/01/45		200	217,190
University of California, Refunding RB, Series J, 4.13%, 5/15/45		450	476,793
Total Municipal Bonds — 0.6%			933,945

6	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.500%), 2.95%, 10/25/34 (c)	USD	100	$99,103
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.880%), 2.11%, 11/25/34 (c)		33	32,206
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (d)(e)		58	58,397
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		24	24,552
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 3.21%, 3/26/36 (d)(e)		105	104,487
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 3.06%, 11/25/34 (e)		70	71,312
Series 2007-3, Class 3A1, 5.50%, 4/25/22		9	9,488

			399,545
Commercial Mortgage-Backed Securities — 2.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AJ, 5.70%, 7/10/46 (e)		60	60,224
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class E, 5.28%, 10/12/42 (e)		800	763,920
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		100	94,507
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (d)		230	229,132
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (d)		400	413,074
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (d)(e)		150	157,818

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (e)	USD	170	$171,157
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		278	13,545
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7 (e):
Class AJ, 5.96%, 7/10/38		382	357,861
Class AM, 5.96%, 7/10/38		79	78,769
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 5/12/45 (e)		210	16,248
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AM, 6.32%, 12/12/49 (e)		844	845,861

			3,202,116
Total Non-Agency Mortgage-Backed Securities — 2.5%			3,601,661

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.2%
JPMorgan Chase & Co., Series X, 6.10% (f)(h)		300	327,750
Total Preferred Securities — 0.2%			327,750

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Freddie Mac, 6.25%, 7/15/32		800	1,154,762
Collateralized Mortgage Obligations — 6.1%
Fannie Mae Connecticut Avenue Securities (c):
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.900%), 4.13%, 7/25/24		120	126,305
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.450%), 5.68%, 1/25/29		120	131,426
Series 2015-C01, Class 2M2, (1 mo. LIBOR US + 4.550%), 5.78%, 2/25/25		604	649,470
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.900%), 6.13%, 11/25/24		106	119,749

FDP SERIES, INC.	AUGUST 31, 2017	7

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (c) (continued):
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.000%), 6.23%, 11/25/24	USD	214	$238,922
Freddie Mac Structured Agency Credit Risk Debt Notes (c):
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.900%), 4.13%, 7/25/28		250	259,077
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.350%), 2.58%, 3/25/29		250	253,195
Series 2014-DN1, Class M2, (1 mo. LIBOR US + 2.200%), 3.43%, 2/25/24		234	242,103
Series 2016-DNA2, Class M2, (1 mo. LIBOR US + 2.200%), 3.43%, 10/25/28		1,150	1,170,626
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.250%), 3.48%, 11/25/28		730	753,159
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.650%), 3.88%, 3/25/28		1,109	1,137,227
Series 2016-HQA1, Class M2, (1 mo. LIBOR US + 2.750%), 3.98%, 9/25/28		600	620,760
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.800%), 4.03%, 5/25/28		201	206,950
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.850%), 4.08%, 4/25/28		982	1,020,251
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.800%), 5.03%, 3/25/25		980	1,060,112
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.150%), 5.38%, 1/25/25		500	534,640
Series 2014-DN4, Class M3, (1 mo. LIBOR US + 4.550%), 5.78%, 10/25/24		239	257,447

			8,781,419
Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac, Series K062, Class A2, 3.41%, 12/25/26		520	553,857

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 31.5%
Fannie Mae Mortgage-Backed Securities:
(11th District Cost of Funds + 1.250%), 1.90%, 9/01/34 (c)	USD	234	$236,692
(6 mo. LIBOR US + 1.101%), 2.49%, 5/01/33 (c)		10	10,723
(6 mo. LIBOR US + 1.362%), 2.74%, 10/01/32 (c)		35	35,460
(1 year CMT + 1.935%), 2.81%, 4/01/35 (c)		17	17,444
3.00%, 9/01/47 (i)		2,750	2,781,689
(12 mo. LIBOR US + 1.371%), 3.14%, 4/01/35 (c)		114	118,637
3.50%, 9/01/32 - 7/01/46 (i)		4,820	4,998,403
4.00%, 9/01/47 (i)		1,450	1,532,129
4.50%, 9/01/47 (i)		10,075	10,838,496
5.00%, 8/01/35 - 9/01/47 (i)		4,731	5,170,675
5.50%, 11/01/34 - 3/01/36		1,020	1,146,619
6.00%, 6/01/21 - 9/01/38		384	432,639
6.50%, 1/01/36		26	29,449
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.250%), 1.90%, 11/01/27 (c)		120	120,882
(1 year CMT + 2.336%), 3.19%, 4/01/32 (c)		37	39,658
(12 mo. LIBOR US + 1.787%), 3.44%, 9/01/32 (c)		7	7,668
3.50%, 9/01/47		3,056	3,169,346
4.00%, 6/01/46 - 8/01/46		8,292	8,766,324
4.50%, 9/01/20		9	8,904
5.00%, 7/01/23 - 2/01/39		435	475,309
5.50%, 11/01/37		1	1,626
6.00%, 10/01/21 - 4/01/38		48	50,074
6.50%, 9/01/38		3	3,053
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/20/47 - 9/01/47 (i)		4,842	5,053,208
4.00%, 9/01/47 (i)		225	237,120
4.50%, 9/01/47 (i)		150	159,656
6.50%, 12/20/37 - 7/15/38		100	117,234

			45,559,117
Total U.S. Government Sponsored Agency Securities — 38.8%			56,049,155

8	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
3.50%, 2/15/39	USD	100	$115,605
3.88%, 8/15/40		1,300	1,583,258
4.38%, 5/15/41		100	131,004
3.75%, 8/15/41		1,000	1,198,398
3.13%, 11/15/41		100	108,484
3.13%, 2/15/42		100	108,453
3.00%, 5/15/42		100	106,051
2.75%, 8/15/42		1,400	1,418,430
2.88%, 5/15/43		2,800	2,895,375
2.88%, 8/15/45		600	618,375
U.S. Treasury Notes:
3.13%, 5/15/21		2,400	2,535,188
2.00%, 10/31/21		1,100	1,116,199
Total U.S. Treasury Obligations — 8.3%			11,934,820

Warrants — 0.0%	Shares
Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp., (Issued/exercisable 9/13/16, 1 Share for 1 Warrant, Expires 9/09/20, Strike Price $14.04) (b)		583	292
Total Long-Term Investments (Cost — $160,875,525) — 112.7%			162,868,409

Short-Term Securities
Time Deposits — 0.1%	Par (000)
Europe — 0.1%
Citibank, New York, 0.00%, 12/31/49	EUR	110	130,669

Money Market Funds — 1.7%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.88% (j)(k)		2,405,086	2,405,086
Total Short-Term Securities (Cost — $2,535,755) — 1.8%			2,535,755

			Value
Total Investments Before TBA Sale Commitments (Cost — $163,411,280) — 114.5%			$165,404,164

TBA Sale Commitments	Par (000)
Mortgage-Backed Securities — (1.9%)
Fannie Mae Mortgage-Backed Securities (i):
3.00%, 9/13/47	USD	600	(606,914)
4.50%, 9/13/47		635	(683,121)
5.00%, 9/13/47		500	(546,328)
Ginnie Mae Mortgage-Backed Securities, 3.50%, 9/21/47 (i)		900	(938,532)
Total TBA Sale Commitments (Proceeds — $2,769,631) — 1.9%			(2,774,895)
Total Investments, Net of TBA Sale Commitments (Cost — $160,641,649*) — 112.6%			162,629,269
Liabilities in Excess of Other Assets — (12.6)%			(18,235,018)

Net Assets — 100.0%			$144,394,251

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$170,504,290

Gross unrealized appreciation	$3,292,053
Gross unrealized depreciation	(10,828,370)

Net unrealized depreciation	$(7,536,317)

FDP SERIES, INC.	AUGUST 31, 2017	9

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Floating rate security. Rate shown is the rate in effect as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.

(h)	Perpetual security with no stated maturity date.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities, Inc.	$1,811,225	$13,178
Barclays Bank PLC	$2,278,188	$1,140
BNP Paribas Securities Corporation	$343,408	$1,231
Citigroup Global Markets Inc.	$(319,957)	$1,705
Credit Suisse Securities (USA) LLC	$2,864,582	$14,960
Goldman Sachs & Co.	$6,438,128	$14,339
J.P. Morgan Securities LLC	$5,599,075	$7,181
Morgan Stanley	$159,656	$(35)
Wells Fargo Securities LLC	$(69,023)	$(2,617)

(j)	Annualized 7-day yield as of period end.

(k)	During the period ended August 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,010,343	(11,605,257)	2,405,086	$2,405,086	$10,000	—	—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
RB	Revenue Bonds

10	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	13	December 2017	$1,651	$4,936
2-Year U.S. Treasury Note	24	December 2017	$5,192	1,654
5-Year U.S. Treasury Note	146	December 2017	$17,301	28,442
Long U.S. Treasury Bond	25	December 2017	$3,902	21,719
Ultra Long U.S. Treasury Bond	1	December 2017	$169	21

				56,772

Short Contracts
10-Year U.S. Ultra Long Treasury Note	(7)	December 2017	$956	(4,119)
Total				$52,653

FDP SERIES, INC.	AUGUST 31, 2017	11

Schedule of Investments (continued)	FDP BlackRock CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$128,027	—	—	$128,027
Asset-Backed Securities	—	$20,091,366	—	20,091,366
Corporate Bonds	—	68,833,847	—	68,833,847
Floating Rate Loan Interests	—	28,408	—	28,408
Foreign Agency Obligations	—	939,138	—	939,138
Municipal Bonds	—	933,945	—	933,945
Non-Agency Mortgage-Backed Securities	—	3,601,661	—	3,601,661
Capital Trust	—	327,750	—	327,750
U.S. Government Sponsored Agency Securities	—	56,049,155	—	56,049,155
U.S. Treasury Obligations	—	11,934,820	—	11,934,820
Warrants	—	292	—	292

12	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (concluded)	FDP BlackRock CoreAlpha Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments (continued):
Short-Term Securities:
Time Deposits	—	$130,669	—	$130,669
Money Market Funds	$2,405,086	—	—	2,405,086
Liabilities:
Investments:
TBA Sale Commitments	—	(2,774,895)	—	(2,774,895)
Unfunded Floating Rate Loan Interests	—	(3,786)		(3,786)

Total	$2,533,113	$160,092,370	—	$162,625,483

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$56,772	—	—	$56,772
Liabilities:
Interest rate contracts	(4,119)	—	—	(4,119)

Total	$52,653	—	—	$52,653

[1] Derivative financial instruments futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between Level 1 and Level 2.

FDP SERIES, INC.	AUGUST 31, 2017	13

Schedule of Investments August 31, 2017 (Unaudited)	FDP BlackRock Invesco Value Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc.	29,491	$751,136
Textron, Inc.	25,520	1,252,777

		2,003,913
Auto Components — 1.5%
Johnson Controls International PLC	34,409	1,362,252
Automobiles — 2.2%
General Motors Co.	53,947	1,971,223
Banks — 20.1%
Bank of America Corp.	176,880	4,225,663
Citigroup, Inc.	80,999	5,510,362
Citizens Financial Group, Inc.	30,893	1,023,485
Fifth Third Bancorp	66,320	1,732,942
JPMorgan Chase & Co.	34,430	3,129,343
KeyCorp	23,079	397,189
PNC Financial Services Group, Inc. (a)	500	62,705
U.S. Bancorp	7,120	364,900
Wells Fargo & Co.	34,176	1,745,368

		18,191,957
Biotechnology — 3.1%
AbbVie, Inc.	13,176	992,153
Biogen, Inc. (b)	3,104	982,602
Gilead Sciences, Inc.	9,686	810,815

		2,785,570
Capital Markets — 6.2%
Bank of New York Mellon Corp.	27,105	1,417,049
Goldman Sachs Group, Inc.	4,527	1,012,871
Morgan Stanley	42,571	1,936,981
State Street Corp.	13,806	1,276,917

		5,643,818
Chemicals — 0.7%
CF Industries Holdings, Inc.	21,041	609,979
Communications Equipment — 2.8%
Cisco Systems, Inc.	77,591	2,499,206
Consumer Finance — 1.6%
Ally Financial, Inc.	63,477	1,434,580
Electric Utilities — 0.7%
FirstEnergy Corp.	20,089	654,500
Electrical Equipment — 2.3%
Eaton Corp. PLC	19,861	1,425,225
Emerson Electric Co.	10,388	613,308

		2,038,533
Energy Equipment & Services — 0.8%
Halliburton Co.	19,514	760,461
Food & Staples Retailing — 2.0%
CVS Health Corp.	9,619	743,933

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	13,543	$1,057,302

		1,801,235
Food Products — 1.2%
Danone SA	14,089	1,110,002
Health Care Equipment & Supplies — 0.8%
Medtronic PLC	9,047	729,369
Health Care Providers & Services — 3.1%
Anthem, Inc.	6,969	1,366,202
Cardinal Health, Inc.	11,804	796,298
McKesson Corp.	4,406	657,860

		2,820,360
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	24,892	1,729,496
Industrial Conglomerates — 1.0%
General Electric Co.	36,336	892,049
Insurance — 5.2%
Aflac, Inc.	6,358	524,853
Allstate Corp.	12,224	1,106,272
American International Group, Inc.	21,410	1,294,877
Brighthouse Financial, Inc. (b)	3,234	184,564
MetLife, Inc.	34,005	1,592,454

		4,703,020
Internet Software & Services — 2.1%
Altaba, Inc. (b)	6,836	438,051
eBay, Inc. (b)	40,582	1,466,228

		1,904,279
IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A	9,167	648,749
PayPal Holdings, Inc. (b)	12,536	773,220

		1,421,969
Machinery — 2.1%
Caterpillar, Inc.	11,581	1,360,652
Ingersoll-Rand PLC	6,423	548,460

		1,909,112
Media — 3.0%
CBS Corp., Class B	9,045	579,422
Charter Communications, Inc., Class A (b)	1,272	506,943
Comcast Corp., Class A	15,782	640,907
Twenty-First Century Fox, Inc., Class B	37,449	1,014,868

		2,742,140
Metals & Mining — 0.5%
Alcoa Corp. (b)	9,603	421,380

FDP SERIES, INC.	AUGUST 31, 2017	1

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 13.5%
BP PLC — ADR	46,177	$1,603,727
Canadian Natural Resources Ltd.	27,396	843,983
Chevron Corp.	14,910	1,604,614
Devon Energy Corp.	35,230	1,106,222
Hess Corp.	23,039	896,217
Marathon Oil Corp.	80,202	891,846
Occidental Petroleum Corp.	12,079	721,116
QEP Resources, Inc. (b)	45,668	344,794
Royal Dutch Shell PLC — ADR, Class A	35,141	1,939,081
Suncor Energy, Inc.	73,082	2,289,659

		12,241,259
Paper & Forest Products — 0.9%
International Paper Co.	15,817	852,062
Personal Products — 0.8%
Unilever NV — NY Shares	11,625	691,688
Pharmaceuticals — 7.3%
Merck & Co., Inc.	18,042	1,152,162
Mylan NV (b)	24,878	783,159
Novartis AG, Registered Shares	14,162	1,193,957
Pfizer, Inc.	54,224	1,839,278
Sanofi — ADR	32,871	1,605,420

		6,573,976
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	34,629	1,214,439
QUALCOMM, Inc.	21,529	1,125,321

		2,339,760
Software — 1.8%
Microsoft Corp.	21,136	1,580,339

Common Stocks	Shares	Value
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	7,550	$739,145
Technology Hardware, Storage & Peripherals — 0.7%
NetApp, Inc.	17,255	667,078
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	231,963	663,810
Total Long-Term Investments (Cost — $59,060,643) — 97.8%		88,489,520

Short-Term Securities	Par (000)
Time Deposits — 0.6%
United States — 0.6%
Citibank NA., 1.17%, 9/01/17	$578	577,716
Total Short-Term Securities (Cost — $577,716) — 0.6%		577,716
Total Investments (Cost — $59,638,359*) — 98.4%		89,067,236
Other Assets Less Liabilities — 1.6%		1,448,954

Net Assets — 100.0%		$90,516,190

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$60,919,490

Gross unrealized appreciation	$32,487,568
Gross unrealized depreciation	(4,343,916)

Net unrealized appreciation	$28,143,652

Notes to Schedule of Investments

(a)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at May 31, 2017	Shares Purchased	Shares Sold	Shares Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Financial Services Group, Inc.	500	—	—	500	$62,705	$375	—	$3,355

(b)	Non-income producing security.

2	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	23,968	USD	18,899	Barclays Bank PLC	9/08/17	$295
CAD	3,972	USD	3,148	Canadian Imperial Bank of Commerce	9/08/17	33
CAD	18,599	USD	14,730	Goldman Sachs International	9/08/17	165
CHF	4,249	USD	4,404	Barclays Bank PLC	9/08/17	28
CHF	19,807	USD	20,601	Canadian Imperial Bank of Commerce	9/08/17	58
CHF	18,378	USD	18,933	Royal Bank of Canada	9/08/17	236
CHF	24,982	USD	26,011	Royal Bank of Canada	9/08/17	46
EUR	16,444	USD	19,570	Canadian Imperial Bank of Commerce	9/08/17	9
EUR	3,481	USD	4,103	Royal Bank of Canada	9/08/17	42
EUR	14,980	USD	17,691	Royal Bank of Canada	9/08/17	144
EUR	20,080	USD	23,759	Royal Bank of Canada	9/08/17	149
GBP	1,898	USD	2,448	Barclays Bank PLC	9/08/17	7
GBP	8,941	USD	11,562	Canadian Imperial Bank of Commerce	9/08/17	1
USD	524,033	GBP	396,276	Barclays Bank PLC	9/08/17	11,560
USD	524,103	GBP	396,276	Canadian Imperial Bank of Commerce	9/08/17	11,630
USD	524,003	GBP	396,276	Goldman Sachs International	9/08/17	11,531
USD	524,044	GBP	396,276	Royal Bank of Canada	9/08/17	11,571

						47,505

GBP	8,290	USD	10,804	Royal Bank of Canada	9/08/17	(83)
GBP	11,233	USD	14,622	Royal Bank of Canada	9/08/17	(95)
USD	721,739	CAD	904,042	Barclays Bank PLC	9/08/17	(2,259)
USD	6,277	CAD	7,937	Canadian Imperial Bank of Commerce	9/08/17	(80)
USD	721,537	CAD	904,042	Canadian Imperial Bank of Commerce	9/08/17	(2,462)
USD	721,666	CAD	904,042	Goldman Sachs International	9/08/17	(2,332)
USD	13,557	CAD	17,167	Royal Bank of Canada	9/08/17	(191)
USD	721,646	CAD	904,042	Royal Bank of Canada	9/08/17	(2,352)
USD	275,320	CHF	265,224	Barclays Bank PLC	9/08/17	(1,309)

FDP SERIES, INC.	AUGUST 31, 2017	3

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	275,296	CHF	265,224	Canadian Imperial Bank of Commerce	9/08/17	$(1,334)
USD	275,311	CHF	265,224	Goldman Sachs International	9/08/17	(1,318)
USD	275,273	CHF	265,224	Royal Bank of Canada	9/08/17	(1,357)
USD	1,198,123	EUR	1,013,742	Barclays Bank PLC	9/08/17	(8,865)
USD	55,915	EUR	47,270	Canadian Imperial Bank of Commerce	9/08/17	(365)
USD	1,198,040	EUR	1,013,742	Canadian Imperial Bank of Commerce	9/08/17	(8,948)
USD	1,197,910	EUR	1,013,742	Goldman Sachs International	9/08/17	(9,078)
USD	1,197,817	EUR	1,013,742	Royal Bank of Canada	9/08/17	(9,171)

						(51,599)
Net Unrealized Depreciation						$(4,094)

4	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,003,913	—	—	$2,003,913
Auto Components	1,362,252	—	—	1,362,252
Automobiles	1,971,223	—	—	1,971,223
Banks	18,191,957	—	—	18,191,957
Biotechnology	2,785,570	—	—	2,785,570
Capital Markets	5,643,818	—	—	5,643,818
Chemicals	609,979	—	—	609,979
Communications Equipment	2,499,206	—	—	2,499,206
Consumer Finance	1,434,580	—	—	1,434,580
Electric Utilities	654,500	—	—	654,500
Electrical Equipment	2,038,533	—	—	2,038,533
Energy Equipment & Services	760,461	—	—	760,461
Food & Staples Retailing	1,801,235	—	—	1,801,235
Food Products	—	$1,110,002	—	1,110,002
Health Care Equipment & Supplies	729,369	—	—	729,369

FDP SERIES, INC.	AUGUST 31, 2017	5

Schedule of Investments (concluded)	FDP BlackRock Invesco Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (continued):
Health Care Providers & Services	$2,820,360	—	—	$2,820,360
Hotels, Restaurants & Leisure	1,729,496	—	—	1,729,496
IT Services	1,421,969	—	—	1,421,969
Industrial Conglomerates	892,049	—	—	892,049
Insurance	4,703,020	—	—	4,703,020
Internet Software & Services	1,904,279	—	—	1,904,279
Machinery	1,909,112	—	—	1,909,112
Media	2,742,140	—	—	2,742,140
Metals & Mining	421,380	—	—	421,380
Oil, Gas & Consumable Fuels	12,241,259	—	—	12,241,259
Paper & Forest Products	852,062	—	—	852,062
Personal Products	691,688	—	—	691,688
Pharmaceuticals	5,380,019	$1,193,957	—	6,573,976
Semiconductors & Semiconductor Equipment	2,339,760	—	—	2,339,760
Software	1,580,339	—	—	1,580,339
Specialty Retail	739,145	—	—	739,145
Technology Hardware, Storage & Peripherals	667,078	—	—	667,078
Wireless Telecommunication Services	—	663,810	—	663,810
Short-Term Securities:
Time Deposits	—	577,716	—	577,716

Total	$85,521,751	$3,545,485	—	$89,067,236

Derivative Financial Instruments [1]
Assets:
Forward foreign currency contracts	—	$47,505	—	$47,505
Liabilities:
Forward foreign currency contracts	—	(51,599)	—	(51,599)

Total	—	$(4,094)	—	$(4,094)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between levels.

6	FDP SERIES, INC.	AUGUST 31, 2017

Schedule of Investments August 31, 2017 (Unaudited)	FDP BlackRock Janus Growth Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	6,433	$1,295,285
Northrop Grumman Corp.	3,078	837,862

		2,133,147
Air Freight & Logistics — 0.9%
FedEx Corp.	4,134	886,247
Airlines — 1.0%
United Continental Holdings, Inc. (a)	14,914	924,071
Auto Components — 1.2%
Delphi Automotive PLC	11,434	1,102,238
Beverages — 1.9%
Coca-Cola Co.	39,568	1,802,322
Biotechnology — 3.9%
Biogen, Inc. (a)	3,779	1,196,280
Bioverativ, Inc. (a)	1	57
Celgene Corp. (a)	9,879	1,372,489
Regeneron Pharmaceuticals, Inc. (a)	2,195	1,090,696

		3,659,522
Building Products — 0.7%
AO Smith Corp.	11,822	658,367
Capital Markets — 1.0%
Blackstone Group LP	8,771	287,075
TD Ameritrade Holding Corp.	15,831	685,799

		972,874
Chemicals — 3.2%
Air Products & Chemicals, Inc.	8,725	1,268,353
Monsanto Co.	6,783	794,968
Sherwin-Williams Co.	2,721	923,154

		2,986,475
Communications Equipment — 0.3%
CommScope Holding Co., Inc. (a)	7,466	246,826
Construction Materials — 1.1%
Vulcan Materials Co.	8,649	1,048,778
Consumer Finance — 0.4%
Synchrony Financial	11,873	365,570
Containers & Packaging — 1.0%
Sealed Air Corp.	20,417	906,106
Diversified Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc. (a)	12,514	589,660
Diversified Financial Services — 0.7%
Intercontinental Exchange, Inc.	10,041	649,351
Electrical Equipment — 2.0%
AMETEK, Inc.	15,418	975,189

Common Stocks	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding NV (a)	19,278	$860,955

		1,836,144
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	13,806	1,117,458
Flex Ltd. (a)	57,285	932,027

		2,049,485
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	5,526	866,145
Food Products — 0.8%
Hershey Co.	6,867	720,486
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp. (a)	37,919	1,044,668
Cooper Cos., Inc.	1,722	431,929
DexCom, Inc. (a)	9,311	694,694

		2,171,291
Health Care Providers & Services — 3.0%
Aetna, Inc.	6,233	982,944
Envision Healthcare Corp. (a)	9,947	521,322
Humana, Inc.	2,795	720,048
Universal Health Services, Inc., Class B	5,565	601,744

		2,826,058
Health Care Technology — 0.7%
athenahealth, Inc. (a)	4,740	668,008
Hotels, Restaurants & Leisure — 4.6%
Aramark	14,243	579,548
Dunkin’ Brands Group, Inc.	13,134	677,189
McDonald’s Corp.	9,169	1,466,765
Norwegian Cruise Line Holdings Ltd. (a)	7,440	442,382
Starbucks Corp.	21,924	1,202,751

		4,368,635
Insurance — 0.9%
Progressive Corp.	17,894	831,713
Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc. (a)	3,405	3,338,943
Priceline Group, Inc. (a)	565	1,046,425

		4,385,368
Internet Software & Services — 9.8%
Alphabet, Inc., Class A (a)	5,472	5,227,073
CoStar Group, Inc. (a)	2,764	792,218
Facebook, Inc., Class A (a)	18,818	3,236,131

		9,255,422

FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
IT Services — 5.3%
Amdocs Ltd.	8,164	$528,945
Gartner, Inc. (a)	4,760	574,008
Mastercard, Inc., Class A	12,869	1,715,438
Visa, Inc., Class A	20,757	2,148,765

		4,967,156
Leisure Products — 0.7%
Polaris Industries, Inc.	7,502	699,411
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	5,669	1,060,897
Machinery — 1.2%
Illinois Tool Works, Inc.	8,248	1,134,182
Media — 3.3%
Comcast Corp., Class A	40,993	1,664,726
Walt Disney Co.	13,904	1,407,085

		3,071,811
Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.	6,017	246,276
Antero Resources Corp. (a)	9,609	189,201
Enterprise Products Partners LP	10,476	273,109

		708,586
Personal Products — 1.3%
Estee Lauder Cos., Inc., Class A	11,024	1,179,458
Pharmaceuticals — 2.6%
Allergan PLC	3,780	867,434
Eli Lilly & Co.	19,854	1,613,932

		2,481,366
Professional Services — 1.3%
Equifax, Inc.	4,740	675,308
Verisk Analytics, Inc. (a)	7,155	579,913

		1,255,221
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	13,194	1,953,372
Starwood Waypoint Homes	9,815	365,412

		2,318,784
Road & Rail — 1.5%
CSX Corp.	28,482	1,429,796
Semiconductors & Semiconductor Equipment — 3.8%
Broadcom Ltd.	5,606	1,413,105
Microchip Technology, Inc.	12,183	1,057,484
Texas Instruments, Inc.	13,511	1,118,981

		3,589,570
Software — 12.4%
Activision Blizzard, Inc.	25,560	1,675,714

Common Stocks	Shares		Value
Software (continued)
Adobe Systems, Inc. (a)		14,069	$2,182,946
Cadence Design Systems, Inc. (a)		22,168	870,981
Microsoft Corp.		46,416	3,470,524
salesforce.com, Inc. (a)		13,849	1,322,441
SS&C Technologies Holdings, Inc.		11,549	447,062
Tyler Technologies, Inc. (a)		5,996	1,036,109
Ultimate Software Group, Inc. (a)		3,346	672,211

			11,677,988
Specialty Retail — 2.7%
AutoZone, Inc. (a)		823	434,906
L Brands, Inc.		6,664	241,370
Lowe’s Cos., Inc.		17,335	1,280,883
Tractor Supply Co.		9,105	541,839

			2,498,998
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.		23,179	3,801,356
Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.		4,564	395,744
NIKE, Inc., Class B		19,307	1,019,603

			1,415,347
Tobacco — 1.4%
Altria Group, Inc.		20,726	1,314,028
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc. (a)		9,004	582,649
Total Long-Term Investments (Cost — $69,845,880) — 100.1%			94,096,913

Short-Term Securities	Par (000)
Time Deposits — 0.9%
United States
Sumitomo Mitsui Banking Corp., 1.17%, 09/01/2017	USD	810	809,625
Total Short-Term Securities (Cost — $809,625) — 0.9%			809,625
Total Investments (Cost — $70,655,505*) — 101.0%			94,906,538
Liabilities in Excess of Other Assets — (1.0)%			(929,429)

Net Assets — 100.0%			$93,977,109

2	FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$71,029,008

Gross unrealized appreciation	$25,149,544
Gross unrealized depreciation	(1,272,014)

Net unrealized appreciation	$23,877,530

Notes to Schedule of Investments

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2017	3

Schedule of Investments (concluded)	FDP BlackRock Janus Growth Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$94,096,913	—	—	$94,096,913
Short-Term Securities	—	$809,625	—	809,625

Total	$94,096,913	$809,625	—	$94,906,538

[1] See above Schedule of Investments for values in each industry.

During the period ended August 31, 2017, there were no transfers between levels.

4	FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2017

Schedule of Investments August 31, 2017 (Unaudited)	FDP BlackRock MFS Research International Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.0%
AMP Ltd.	197,571	$802,670
APA Group (a)	76,046	536,197
Brambles Ltd.	167,862	1,245,218
Caltex Australia Ltd.	23,024	612,317
Oil Search Ltd.	104,434	559,947
Orica Ltd.	37,460	607,982
		4,364,331
Austria — 0.8%
Erste Group Bank AG (b)	20,714	876,059
Belgium — 1.0%
KBC Group NV	13,334	1,096,084
Bermuda — 0.9%
Hiscox Ltd.	58,903	973,714
Brazil — 0.5%
AMBEV SA — ADR	86,454	541,202
Canada — 1.6%
Dollarama, Inc.	6,007	592,017
Enbridge, Inc.	18,074	722,526
Ritchie Bros Auctioneers, Inc.	15,880	472,045
		1,786,588
China — 2.3%
Alibaba Group Holding Ltd. — ADR (b)	5,691	977,372
China Resources Gas Group Ltd.	174,000	614,736
Ctrip.com International Ltd. — ADR (b)	6,626	340,908
JD.com, Inc. — ADR (b)	12,930	541,896
		2,474,912
Denmark — 1.6%
Jyske Bank A/S	10,476	630,783
Novo Nordisk A/S, Class B	23,023	1,097,041
		1,727,824
France — 8.5%
BNP Paribas SA	22,842	1,736,629
Danone SA	23,852	1,879,180
L’Oreal SA	6,774	1,431,079
Legrand SA	8,815	618,215
LVMH Moet Hennessy Louis Vuitton SE	5,318	1,396,878
Schneider Electric SE (b)	27,069	2,182,871
		9,244,852
Germany — 7.7%
Bayer AG, Registered Shares	23,211	2,975,043
GEA Group AG	24,536	1,081,346
LEG Immobilien AG	15,877	1,606,062
Linde AG	9,060	1,739,569
Scout24 AG (c)	2,897	116,741

Common Stocks	Shares	Value
Germany (continued)
Symrise AG	12,238	$895,234

		8,413,995
Hong Kong — 3.9%
AIA Group Ltd.	302,200	2,327,484
CLP Holdings Ltd.	73,500	776,532
Esprit Holdings Ltd. (b)	232,800	134,865
Techtronic Industries Co. Ltd.	193,000	1,000,001
		4,238,882
India — 0.8%
HDFC Bank Ltd.	31,412	876,692
Ireland — 1.3%
Allied Irish Banks PLC	150,372	895,052
Paddy Power Betfair PLC	5,584	492,089
		1,387,141
Israel — 1.2%
Check Point Software Technologies Ltd. (b)	6,774	757,807
Mellanox Technologies Ltd. (b)	12,939	607,486
		1,365,293
Italy — 3.5%
Cerved Information Solutions SpA	27,226	307,102
Enel SpA	207,109	1,254,744
Eni SpA	58,427	917,658
Intesa Sanpaolo SpA	392,351	1,328,308
		3,807,812
Japan — 18.7%
AEON Financial Service Co. Ltd.	61,100	1,295,175
Daikin Industries Ltd.	14,300	1,428,988
Japan Tobacco, Inc.	42,300	1,448,992
KDDI Corp.	56,500	1,524,276
Koito Manufacturing Co. Ltd.	18,300	1,140,699
Kubota Corp.	89,700	1,551,687
Mitsui Fudosan Co. Ltd.	35,500	767,064
Nippon Paint Holdings Co. Ltd.	17,500	598,178
Nomura Research Institute Ltd.	14,800	576,257
Ryohin Keikaku Co. Ltd.	1,700	472,174
Santen Pharmaceutical Co. Ltd.	101,200	1,576,771
Shionogi & Co. Ltd.	6,800	359,309
Softbank Group Corp.	14,200	1,156,038
Sumitomo Mitsui Financial Group, Inc.	30,700	1,143,062
Sundrug Co. Ltd.	26,500	1,098,992
Terumo Corp.	21,700	839,584
Toto Ltd.	30,800	1,172,479
USS Co. Ltd.	66,500	1,307,973
Yamato Holdings Co. Ltd.	44,700	953,125
		20,410,823

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Common Stocks	Shares	Value
Luxembourg — 1.0%
Grand City Properties SA	51,090	$1,113,797
Malaysia — 0.3%
Malaysia Airports Holdings Bhd	169,500	357,218
Netherlands — 1.7%
Akzo Nobel NV	20,155	1,841,489
Norway — 1.0%
DNB ASA	57,367	1,120,527
Portugal — 0.7%
Galp Energia SGPS SA	49,210	815,241
Singapore — 0.6%
Broadcom Ltd.	2,614	658,911
South Africa — 0.3%
Clicks Group Ltd.	25,577	292,705
South Korea — 1.1%
NAVER Corp.	988	662,691
Samsung Electronics Co. Ltd.	278	572,266
		1,234,957
Spain — 2.1%
Aena SA (c)	1,829	357,764
Amadeus IT Group SA	16,412	1,018,868
Cellnex Telecom SAU (c)	38,843	868,014
		2,244,646
Sweden — 0.9%
Com Hem Holding AB	29,443	438,732
Telefonaktiebolaget LM Ericsson, Class B	88,665	519,978
		958,710
Switzerland — 14.2%
Julius Baer Group Ltd. (b)	20,293	1,134,752
Nestle SA, Registered Shares	44,017	3,731,579
Novartis AG, Registered Shares	11,549	973,663
Roche Holding AG	12,694	3,225,172
Schindler Holding AG, Participation Certificates	5,264	1,128,189
Sika AG, Bearer Shares	158	1,121,222
Swiss Re AG	8,592	777,986
UBS Group AG, Registered Shares (b)	122,559	2,019,390
Zurich Insurance Group AG	4,512	1,350,427
		15,462,380
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	162,439	1,169,154

Common Stocks		Shares	Value
Thailand — 0.6%
Advanced Info Service PCL, Foreign Registered Shares		125,500	$708,666
United Kingdom — 10.8%
Barclays PLC		404,938	1,001,448
BP PLC		248,242	1,433,939
Cairn Energy PLC (b)		144,597	320,837
Croda International PLC		24,016	1,194,341
GKN PLC		284,785	1,173,658
Just Eat PLC (b)		62,165	535,899
Reckitt Benckiser Group PLC		19,794	1,877,036
RELX NV		71,667	1,505,016
Rio Tinto PLC		29,440	1,429,949
Vodafone Group PLC		106,451	304,632
WPP PLC		54,981	1,002,695
			11,779,450
United States — 4.8%
Aon PLC		7,841	1,091,154
Cognizant Technology Solutions Corp., Class A		22,660	1,603,648
EPAM Systems, Inc. (b)		7,931	645,028
Mastercard, Inc., Class A		10,626	1,416,446
Schlumberger Ltd.		7,608	483,184
			5,239,460
Total Long-Term Investments (Cost — $77,173,613) — 99.5%			108,583,515

Short-Term Securities	Par (000)
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 09/01/2017	HKD	79	10,129
Total Short-Term Securities (Cost — $10,129) — 0.0%			10,129
Total Investments (Cost — $77,183,742*) — 99.5%			108,593,644
Other Assets Less Liabilities — 0.5%			503,890

Net Assets — 100.0%			$109,097,534

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$79,702,570

Gross unrealized appreciation	$32,806,170
Gross unrealized depreciation	(3,915,096)

Net unrealized appreciation	$28,891,074

2	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2017

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

ADR	American Depositary Receipts
CLP	Chilean Peso
HKD	Hong Kong Dollar
PCL	Public Company Limited

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$4,364,331	—	$4,364,331
Austria	—	876,059	—	876,059
Belgium	—	1,096,084	—	1,096,084
Bermuda	—	973,714	—	973,714
Brazil	$541,202	—	—	541,202
Canada	1,786,588	—	—	1,786,588
China	1,860,176	614,736	—	2,474,912
Denmark	—	1,727,824	—	1,727,824
France	—	9,244,852	—	9,244,852
Germany	—	8,413,995	—	8,413,995
Hong Kong	—	4,238,882	—	4,238,882
India	—	876,692	—	876,692
Ireland	1,387,141	—	—	1,387,141
Israel	1,365,293	—	—	1,365,293
Italy	—	3,807,812	—	3,807,812

4	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2017

Schedule of Investments (concluded)	FDP BlackRock MFS Research International Fund

Japan	—	$20,410,823	—	$20,410,823
Luxembourg	—	1,113,797	—	1,113,797
Malaysia	$357,218	—	—	357,218
Netherlands	—	1,841,489	—	1,841,489
Norway	—	1,120,527	—	1,120,527
Portugal	—	815,241	—	815,241
Singapore	658,911	—	—	658,911
South Africa	—	292,705	—	292,705
South Korea	—	1,234,957	—	1,234,957
Spain	—	2,244,646	—	2,244,646
Sweden	438,732	519,978	—	958,710
Switzerland	—	15,462,380	—	15,462,380
Taiwan	—	1,169,154	—	1,169,154
Thailand	708,666	—	—	708,666
United Kingdom	—	11,779,450	—	11,779,450
United States	5,239,460	—	—	5,239,460
Short Term Securities
Time Deposits	—	10,129	—	10,129

Total	$14,343,387	$94,250,257	—	$108,593,644

During the period ended August 31, 2017, there were no transfers between levels.

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Office0r (principal executive officer) of FDP Series, Inc.

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of FDP Series, Inc.

Date: October 23, 2017